Hedging Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Hedging Instruments
25.
HEDGING INSTRUMENTS

The Group is exposed to foreign currency fluctuations, primarily related to changes in USD/EUR exchange rates, related to its operations.

In 2022, the Group entered into forward foreign currency contracts to purchase €235.0 million at an average euro to USD exchange rate of 1.05. The forward foreign currency contracts matured at various dates in 2023 and were designated as cash flow hedges for the Group’s highly probable forecasted expenditures denominated in euros for direct costs of cruise, land and onboard and vessel operating expenses in 2023.

In 2023, the Group entered into forward foreign currency contracts to purchase €470.0 million at an average euro to USD exchange rate of 1.09. The forward foreign currency contracts mature at various dates in 2024 and were designated as cash flow hedges for the Group’s highly probable forecasted expenditures denominated in euros for direct costs of cruise, land and onboard and vessel operating expenses in 2024.

In 2024, the Group entered into forward foreign currency contracts to purchase €970.0 million at an average euro to USD exchange rate of 1.10. The forward foreign currency contracts mature at various dates in 2025 and 2026, and were designated as cash flow hedges for the Group’s highly probable forecasted expenditures denominated in euros for direct costs of cruise, land and onboard and vessel operating expenses in 2025 and 2026.

An economic relationship exists between the hedged items and the hedging instruments as the terms of the forward foreign currency contracts match the terms of the expected highly probable forecast transactions.

As of December 31, 2024 and 2023, the Group held the following forward foreign currency contracts:

	Maturity
	Less than 12 months	Greater than 12 months	Total
(in EUR and thousands)
Forward foreign currency contracts
As of December 31, 2024
Notional amount	€470,000	€500,000	€970,000
Weighted average forward price (EUR/USD)	1.10	1.10	1.10

As of December 31, 2023
Notional amount	€470,000	€—	€470,000
Weighted average forward price (EUR/USD)	1.09	—	1.09

The impact of the hedging instruments on the consolidated statements of financial position as of December 31, 2024 and 2023 was as follows:

	Notional amount	Carrying amount	Financial statement line item	Changes in fair value (gain/(loss)) used for calculating hedge ineffectiveness
(in USD and thousands except notional amount in EUR and thousands)
Forward foreign currency contracts
As of December 31, 2024	€970,000	$24,802	Accrued expenses and other current liabilities	$(53,886)
		$14,995	Other non-current liabilities
As of December 31, 2023	€470,000	$9,315	Prepaid expenses and other current assets	$10,668

For the years ended December 31, 2024, 2023 and 2022, the effect of the cash flow hedges in the consolidated statements of operations and the consolidated statements of other comprehensive income (loss) was as follows:

(in USD and thousands)	Amount of total hedging gain/(loss) recognized in the consolidated statement of other comprehensive income (loss)	Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	Consolidated statement of operations line item
Highly probable forecasted expenditures
For the year ended December 31, 2024	$(53,886)	$(4,774)	$(1,903) Direct costs of cruise, land and onboard $(2,871) Vessel operating
For the year ended December 31, 2023	$10,668	$8,942	$3,693 Direct costs of cruise, land and onboard $5,249 Vessel operating
For the year ended December 31, 2022	$7,589	—	—

No hedge ineffectiveness was recognized in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022.

Set out below is a reconciliation of the cash flow hedge component of equity for the years ended December 31, 2024, 2023 and 2022:

	Cash flow hedge
(in USD and thousands)	2024	2023	2022
As of January 1	$9,315	$7,589	$—
Effective portion of changes in fair value arising from:
Forward foreign currency contracts - forecasted expenditures	(53,886)	10,668	7,589
Amount reclassified to the consolidated statement of operations
Maturity of effective hedges	4,774	(8,942)	—
As of December 31	$(39,797)	$9,315	$7,589

The same reconciliation items presented above for components of equity apply to the components of other comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022.